ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 30, 2018	Kathleen M. Nichols T + 1 617 854 2418 Kathleen.Nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:           PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 136 to the Registration Statement

Ladies and Gentlemen:

On behalf of PNC Funds (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 136 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 137 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the Trust’s annual update to its Registration Statement and relates to PNC Balanced Allocation Fund; PNC Emerging Markets Equity Fund; PNC International Equity Fund; PNC International Growth Fund; PNC Multi-Factor All Cap Fund; PNC Multi-Factor Large Cap Growth Fund; PNC Multi-Factor Large Cap Value Fund; PNC Multi-Factor Small Cap Core Fund; PNC Multi-Factor Small Cap Growth Fund; PNC Multi-Factor Small Cap Value Fund; PNC Small Cap Fund; PNC Bond Fund; PNC Government Mortgage Fund; PNC Intermediate Bond Fund; PNC Limited Maturity Bond Fund; PNC Total Return Advantage Fund; PNC Ultra Short Bond Fund; PNC Intermediate Tax Exempt Bond Fund; PNC Tax Exempt Limited Maturity Bond Fund; PNC Government Money Market Fund; PNC Treasury Money Market Fund; and PNC Treasury Plus Money Market Fund.

The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing.  Please direct any questions you may have with respect to this filing to me at (617) 854-2418.

Sincerely,

/s/ Kathleen M. Nichols
Kathleen M. Nichols, Ropes & Gray LLP

cc:                      Jeremy Smith, Ropes & Gray LLP